Information Popular Inc Shares Of Common Stock Held By The Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Number of Shares of Equity Securities Issued by Employer and Related Parties Included in Plan Assets	2,745,720	2,745,720
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	$ 3,816,551	$ 8,621,561
Defined Benefit Plan Amount Of Dividends Received On Employer And Related Party Securities	$ 0	$ 0